Equity - Schedule of changes in fair value of equity instruments that will not be reclassified (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Items not reclassified to profit or loss
Net revaluation gains/(losses)	€ (235)	€ (432)
Fair value	75,801	89,898
Equity instruments
Items not reclassified to profit or loss
Revaluation gains	1,161	967
Revaluation losses	(1,396)	(1,399)
Net revaluation gains/(losses)	(235)	(432)
Fair value	2,300	2,193
Domestic | Spain
Items not reclassified to profit or loss
Revaluation gains	40	39
Revaluation losses	(1,325)	(1,328)
Net revaluation gains/(losses)	(1,285)	(1,289)
Fair value	144	117
International | Rest of Europe
Items not reclassified to profit or loss
Revaluation gains	75	131
Revaluation losses	(71)	(71)
Net revaluation gains/(losses)	4	60
Fair value	188	299
International | United States
Items not reclassified to profit or loss
Revaluation gains	24	22
Revaluation losses	0	0
Net revaluation gains/(losses)	24	22
Fair value	38	24
International | Latin America and rest
Items not reclassified to profit or loss
Revaluation gains	1,022	775
Revaluation losses	0	0
Net revaluation gains/(losses)	1,022	775
Fair value	1,930	1,753
Listed
Items not reclassified to profit or loss
Revaluation gains	1,043	779
Revaluation losses	(48)	(51)
Net revaluation gains/(losses)	995	728
Fair value	1,999	1,780
Unlisted
Items not reclassified to profit or loss
Revaluation gains	118	188
Revaluation losses	(1,348)	(1,348)
Net revaluation gains/(losses)	(1,230)	(1,160)
Fair value	€ 301	€ 413